Commitments - Additional information (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories	¥ (62,296)	[1]
Contractual capital commitments	279,103
Vehicle purchase agreement [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories	100,300
Contractual capital commitments	55,400
Research and development service agreement [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories	216,800
Contractual capital commitments	0
Vehicle purchase agreement two [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories	32,700
Contractual capital commitments	¥ 15,400

[1]	A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd., an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Zhengzhou Yutong Bus Co., Ltd. with an aggregated purchase amount of approximately RMB100.3 million in 2024. As of September 30, 2024, the Group has paid RMB55.3 million under this vehicle purchase agreement. Another vehicle purchase agreement with a third-party OEM partner of the Group, pursuant to which the Group committed to purchase vehicles manufactured by this third-party OEM partner with an aggregated purchase amount of approximately RMB32.7 million in 2024 and 2025. As of September 30, 2024, the Group has paid RMB14.5 million under this vehicle purchase agreement.